CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income		$ 24,568	$ 27,558	$ 76,483
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		28,591	29,926	28,254
Share-based compensation expense		1,684	5,277	3,068
Accrued severance pay, net		(543)	788	(150)
Changes in deferred tax, net		(3,064)	(6,376)	(963)
Capital loss (gain) from sale of property, plant and equipment		225	(7)	32
Compensation paid by a shareholder				266	[1]
Increase in trade receivables		(2,637)	(7,573)	(4,184)
Decrease (increase) in other accounts receivable and prepaid expenses		7,673	(5,436)	(5,617)
Increase in inventories		(30,607)	(27,833)	(5,376)
Increase (decrease) in trade payables		(16,223)	13,853	1,424
Increase in warranty provision		367	234	100
Legal settlements and loss contingencies, net		8,903	24,797	5,868
Increase (decrease) in accrued expenses and other liabilities including related party		(4,245)	5,809	2,314
Net cash provided by operating activities		14,692	61,017	101,519
Cash flows from investing activities:
Redemption of short-term deposits				60
Purchase of property, plant and equipment		(20,962)	(22,675)	(22,943)
Proceeds from sale of property, plant and equipment		28	11	22
Increase in long-term deposits		(219)	(102)	(452)
Net cash used in investing activities		(21,153)	(22,766)	(23,313)
Cash flows from financing activities:
Dividend paid		(20,268)
Dividend paid by subsidiary to non-controlling interest	[2]	(978)		(243)
Short-term bank credit and loans, net		4,171	(5,095)	5,157
Call option exercised related to non-controlling interest		(20,119)
Purchase of treasury shares				(39,430)
Repayment of a financing leaseback		(1,169)	(1,172)	(1,100)
Net cash used in financing activities		(38,363)	(6,267)	(35,616)
Effect of exchange rate differences on cash and cash equivalents		(321)	453	933
Increase (decrease) in cash and cash equivalents		(45,145)	32,437	43,523
Cash and cash equivalents at beginning of year		138,707	106,270	62,747
Cash and cash equivalents at end of year		93,562	138,707	106,270
Cash received (paid) during the year for:
Interest paid		(361)	(259)	(210)
Interest received		1,455	1,006	153
Tax paid		(13,906)	(23,448)	(17,684)
Non cash activity during the year for:
Changes in trade payables balances related to purchase of property, plant and equipment		$ 2,688	$ (1,552)	$ (403)

[1]	A bonus paid by the Company's shareholder to its employees.
[2]	In 2018 and 2016, dividend payment made by Company's subsidiary Caesarstone Canada Inc. and reflects the amount paid to the non-controlling interest holders.